Structured entities (Tables)	12 Months Ended
Dec. 31, 2017
Structured entities
Schedule of analyses the asset categories of own-asset securitisations transferred assets continue to be recorded on RBS's balance sheet

	2017				2016
		Debt securities in issue				Debt securities in issue
		Held by third	Held by			Held by third	Held by
	Assets	parties	RBS (1)	Total	Assets	parties	RBS (1)	Total
Asset type	£m	£m	£m	£m	£m	£m	£m	£m
Mortgages
- UK	—	—	—	—	1,475	—	1,774	1,774
- Irish	4,073	—	4,688	4,688	7,054	1,180	6,621	7,801
- US	—	—	—	—	301	301	—	301
	4,073	—	4,688	4,688	8,830	1,481	8,395	9,876
Cash deposits	518				965
	4,591				9,795

Note:

(1)	Debt securities retained by RBS may be pledged with central banks.

Schedule of RBS's interest in unconsolidated structured entities

	2017			2016
	Asset backed	Investment		Asset backed	Investment
	securitisation	funds		securitisation	funds
	vehicles	and other	Total	vehicles	and other	Total
	£m	£m	£m	£m	£m	£m
Held-for-trading
Loans and advances to customers	380	95	475	588	40	628
Debt securities	504	32	536	618	28	646
Equity shares	—	4	4	—	94	94
Derivative assets	660	117	777	318	77	395
Derivative liabilities	(561)	(131)	(692)	(509)	(102)	(611)
Total	983	117	1,100	1,015	137	1,152

Other than held-for-trading
Loans and advances to customers	1,243	120	1,363	1,339	871	2,210
Debt securities	3,888	141	4,029	4,702	146	4,848
Total	5,131	261	5,392	6,041	1,017	7,058

Liquidity facilities/loan commitments	2,117	455	2,572	1,397	757	2,154
Guarantees	229	5	234	55	6	61

Maximum exposure	8,460	838	9,298	8,508	1,921	10,425

Notes:

(1)	Income from interests in unconsolidated structured entities includes interest receivable, changes in fair value and other income less impairments.
(2)

A sponsored entity is a structured entity established by RBS where RBS provides liquidity and/or credit enhancements or provides ongoing services to the entity. RBS can act as sponsor for its own or for customers’ transactions.

(3)

In 2017, no assets were transferred into sponsored structured entities (2016 - nil) which are not consolidated by RBS and for which RBS held no interest at 31 December 2017. Income arising from sponsored entities where we hold no interest at year end was £11 million (2016 - £18 million).